Employee Future Benefits - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Retirement Benefits [Abstract]
Defined contribution plan cost recognized	$ 18	$ 16	$ 37	$ 35